Aggregate Minimum Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
2015	$ 6,130
2016	4,493
2017	3,457
2018	3,014
2019	1,072
Thereafter	100
Operating leases, total	$ 18,266